Financial risk management - Credit risk - by rating grade (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Securities	R$ 33,406,040	R$ 19,515,659
Low Risk
Disclosure of credit risk exposure [line items]
Securities	16,562,388
High Risk
Disclosure of credit risk exposure [line items]
Securities	653,973
Credit risk rating grade AA | Low Risk
Disclosure of credit risk exposure [line items]
Securities	6,174,695
Credit risk rating grade A | Low Risk
Disclosure of credit risk exposure [line items]
Securities	8,879,596
Credit risk rating grade B | Low Risk
Disclosure of credit risk exposure [line items]
Securities	738,198
Credit risk rating grade C | Low Risk
Disclosure of credit risk exposure [line items]
Securities	769,900
Credit risk rating grade D | High Risk
Disclosure of credit risk exposure [line items]
Securities	218,136
Credit risk rating grade E | High Risk
Disclosure of credit risk exposure [line items]
Securities	100,651
Credit risk rating grade F | High Risk
Disclosure of credit risk exposure [line items]
Securities	77,135
Credit risk rating grade G | High Risk
Disclosure of credit risk exposure [line items]
Securities	82,443
Credit risk rating grade H | High Risk
Disclosure of credit risk exposure [line items]
Securities	175,608
Loans and advances to customer
Disclosure of credit risk exposure [line items]
Securities	17,216,362	8,790,058
Loans and advances to customer | Low Risk
Disclosure of credit risk exposure [line items]
Securities	16,156,725	8,530,599
Loans and advances to customer | High Risk
Disclosure of credit risk exposure [line items]
Securities	1,059,637	259,458
Loans and advances to customer | Credit risk rating grade AA
Disclosure of credit risk exposure [line items]
Securities	6,174,695	4,191,808
Loans and advances to customer | Credit risk rating grade AA | Low Risk
Disclosure of credit risk exposure [line items]
Securities		4,191,808
Loans and advances to customer | Credit risk rating grade A
Disclosure of credit risk exposure [line items]
Securities	8,879,596	3,795,674
Loans and advances to customer | Credit risk rating grade A | Low Risk
Disclosure of credit risk exposure [line items]
Securities		3,795,674
Loans and advances to customer | Credit risk rating grade B
Disclosure of credit risk exposure [line items]
Securities	738,198	271,617
Loans and advances to customer | Credit risk rating grade B | Low Risk
Disclosure of credit risk exposure [line items]
Securities		271,617
Loans and advances to customer | Credit risk rating grade C
Disclosure of credit risk exposure [line items]
Securities	769,900	271,500
Loans and advances to customer | Credit risk rating grade C | Low Risk
Disclosure of credit risk exposure [line items]
Securities		271,500
Loans and advances to customer | Credit risk rating grade D
Disclosure of credit risk exposure [line items]
Securities	218,136	66,789
Loans and advances to customer | Credit risk rating grade D | High Risk
Disclosure of credit risk exposure [line items]
Securities		66,789
Loans and advances to customer | Credit risk rating grade E
Disclosure of credit risk exposure [line items]
Securities	100,651	43,607
Loans and advances to customer | Credit risk rating grade E | High Risk
Disclosure of credit risk exposure [line items]
Securities		43,607
Loans and advances to customer | Credit risk rating grade F
Disclosure of credit risk exposure [line items]
Securities	77,135	27,699
Loans and advances to customer | Credit risk rating grade F | High Risk
Disclosure of credit risk exposure [line items]
Securities		27,699
Loans and advances to customer | Credit risk rating grade G
Disclosure of credit risk exposure [line items]
Securities	82,443	26,325
Loans and advances to customer | Credit risk rating grade G | High Risk
Disclosure of credit risk exposure [line items]
Securities		26,325
Loans and advances to customer | Credit risk rating grade H
Disclosure of credit risk exposure [line items]
Securities	R$ 175,608	90,912
Loans and advances to customer | Credit risk rating grade H | High Risk
Disclosure of credit risk exposure [line items]
Securities		90,912
Loans and advances to customer | Credit risk rating grade HH
Disclosure of credit risk exposure [line items]
Securities		4,127
Loans and advances to customer | Credit risk rating grade HH | High Risk
Disclosure of credit risk exposure [line items]
Securities		R$ 4,127